Operating Leases and Obligations Related to Finance Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Year
2023	$ 31,951
2024	30,170
2025	28,422
2026	26,674
2027	25,064
Thereafter	39,414
Suezmax, Aframax and LR2 Vessels
Leases [Abstract]
Capital Leases, Future Minimum Payments Due	181,700	$ 695,200
Finance Lease, Liability, Undiscounted Excess Amount	40,900	158,700
Lessee, Lease, Description [Line Items]
Capital Leases, Future Minimum Payments Due	$ 181,700	$ 695,200